Income Taxes - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)
Income Taxes
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Withholding tax rate	10.00%	10.00%
Unrecognized tax benefits	¥ 0		¥ 2,588,962	¥ 2,588,962	$ 0	$ 375,364
Operating loss carryforwards	3,024,134,001		1,098,237,738		438,458,215
Unrecognized tax benefits that would impact effective tax rate	0				0
Presented on a Net Basis Against the Deferred Tax Assets Related to Tax Loss Carry Forwards [Member]
Income Taxes
Unrecognized tax benefits	0		¥ 2,588,962		$ 0
Maximum
Income Taxes
Undistributed earnings from foreign subsidiaries	¥ 12,481,000,000	$ 1,810,000,000
PRC tax authority to conduct examinations, term	5 years	5 years
Variable Interest Entity, Subsidiaries [Member]
Income Taxes
Statutory income tax rate	25.00%	25.00%
QD Data Limited ("Qudian HK")
Income Taxes
Statutory income tax rate	16.50%	16.50%
High and New Technology Enterprise [Member] | Variable Interest Entity, Subsidiaries [Member]
Income Taxes
Statutory income tax rate			15.00%
Domestic Tax Authority [Member] | Maximum
Income Taxes
Operating loss carryforwards, Expiration year	2027	2027
Domestic Tax Authority [Member] | Minimum
Income Taxes
Operating loss carryforwards, Expiration year	2023	2023